Accumulated Other Comprehensive Income - Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Component of Accumulated Other Comprehensive Income Loss [Abstract]
Balance	$ 0	$ 224
Realized foreign currency gain	(224)
Balance	$ 0	$ 224